UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	December 31, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		63,465,262

Form 13F Information Table Value Total:		$2,204,212,360


List of Other Included Managers:

	NONE





FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item
7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Agrium Inc.
COM
008916108
55,008,512
552,471
552,471
N/A
N/A

N/A
552,471
N/A
AuRico Gold Inc
COM
05155C105
26,037,597
3,165,548
3,165,548
N/A
N/A

N/A
3,165,548
N/A
Bank of Nova Scotia
COM
064149107
175,994,665
3,049,737
3,049,737
N/A
N/A

N/A
3,049,737
N/A
Barrick Gold Corp.
COM
067901108
74,026,788
2,116,843
2,116,843
N/A
N/A

N/A
2,116,843
N/A
Bellatrix Exploration Ltd.
COM
078314101
486,738
113,500
113,500
N/A
N/A

N/A
113,500
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
52,451,349
1,433,200
1,433,200
N/A
N/A

N/A
1,433,200
N/A
Brookfield Residential Properites Inc.
COM
11283W104
269,100
15,000
15,000
N/A
N/A

N/A
15,000
N/A
Brookfield Residential Properties Inc.
COM
11283W104
26,660,253
1,500,600
1,500,600
N/A
N/A

N/A
1,500,600
N/A
Cameco Corp.
COM
13321L108
21,689,280
1,102,400
1,102,400
N/A
N/A

N/A
1,102,400
N/A
Canadian Imperial Bank of Commerce
COM
136069101
98,667,415
1,228,500
1,228,500
N/A
N/A

N/A
1,228,500
N/A
Canadian National Railway
COM
136375102
106,449,328
1,173,382
1,173,382
N/A
N/A

N/A
1,173,382
N/A
Canadian Natural Resources Ltd.
COM
136385101
79,597,455
2,767,290
2,767,290
N/A
N/A

N/A
2,767,290
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
33,359,727
329,200
329,200
N/A
N/A

N/A
329,200
N/A
Catamaran Corporation
COM
148887102
30,251,724
643,900
643,900
N/A
N/A

N/A
643,900
N/A
Cenovus Energy Inc.
COM
15135U109
62,295,496
1,863,251
1,863,251
N/A
N/A

N/A
1,863,251
N/A
Cott Corp.
COM
22163N106
590,539
73,500
73,500
N/A
N/A

N/A
73,500
N/A
Eldorado Gold Corp.
COM
284902103
29,248,328
2,275,200
2,275,200
N/A
N/A

N/A
2,275,200
N/A
Enbridge Inc.
COM
29250N105
80,151,916
1,855,120
1,855,120
N/A
N/A

N/A
1,855,120
N/A
Firstservice Corp. Sub Vtg.
SUB VTG SH
33761N109
259,452
9,200
9,200
N/A
N/A

N/A
9,200
N/A
Gildan Activewear Class A
COM
375916103
29,151,678
798,963
798,963
N/A
N/A

N/A
798,963
N/A
Goldcorp Inc.
COM
380956409
101,214,830
2,755,800
2,755,800
N/A
N/A

N/A
2,755,800
N/A
Iamgold Corp.
COM
450913108
404,947
35,400
35,400
N/A
N/A

N/A
35,400
N/A
IMAX Corp.
COM
45245E109
556,176
24,800
24,800
N/A
N/A

N/A
24,800
N/A
Magna International Inc. Class A
COM
559222401
33,628,725
673,996
673,996
N/A
N/A

N/A
673,996
N/A
Manulife Financial Corp.
COM
56501R106
63,666,781
4,692,303
4,692,303
N/A
N/A

N/A
4,692,303
N/A
Open Text Corp.
COM
683715106
37,315,735
667,900
667,900
N/A
N/A

N/A
667,900
N/A
Penn West Petroleum Corp.
COM
707887105
29,413,920
2,711,800
2,711,800
N/A
N/A

N/A
2,711,800
N/A
PGT Inc
COM
69336V101
56,250
12,500
12,500
N/A
N/A

N/A
12,500
N/A
Potash Corp. of Saskatchewan
COM
73755L107
67,271,158
1,654,691
1,654,691
N/A
N/A

N/A
1,654,691
N/A
Precision Drilling Corp.
COM 2010
74022D308
26,398,608
3,197,700
3,197,700
N/A
N/A

N/A
3,197,700
N/A
Royal Bank of Canada
COM
780087102
165,778,835
2,756,613
2,756,613
N/A
N/A

N/A
2,756,613
N/A
Sandstorm Gold Ltd
COM NEW
80013R206
914,191
77,800
77,800
N/A
N/A

N/A
77,800
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
41,523,519
1,810,200
1,810,200
N/A
N/A

N/A
1,810,200
N/A
Silver Wheaton Corp
COM
828336107
51,616,503
1,433,200
1,433,200
N/A
N/A

N/A
1,433,200
N/A
Stantec Inc.
COM
85472N109
1,052,335
26,360
26,360
N/A
N/A

N/A
26,360
N/A
Suncor Energy Inc.
COM
867224107
116,735,903
3,553,468
3,553,468
N/A
N/A

N/A
3,553,468
N/A
SunOpta Inc.
COM
8676EP108
345,325
61,400
61,400
N/A
N/A

N/A
61,400
N/A
Synovus Financial Cp
COM
87161C105
42,875
17,500
17,500
N/A
N/A

N/A
17,500
N/A
Talisman Energy Inc.
COM
87425E103
46,383,545
4,105,253
4,105,253
N/A
N/A

N/A
4,105,253
N/A
Teck Resources Ltd.
CL B
878742204
51,604,860
1,421,382
1,421,382
N/A
N/A

N/A
1,421,382
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
81,515,768
1,254,874
1,254,874
N/A
N/A

N/A
1,254,874
N/A
Toronto-Dominion Bank
COM NEW
891160509
198,429,295
2,359,117
2,359,117
N/A
N/A

N/A
2,359,117
N/A
TransCanada Pipelines Corp.
COM
89353D107
44,455,788
941,400
941,400
N/A
N/A

N/A
941,400
N/A
Valeant Pharmaceuticals International
COM
91911K102
60,621,320
1,017,200
1,017,200
N/A
N/A

N/A
1,017,200
N/A
Wi-LAN Inc.
COM
928972108
617,831
135,800
135,800
N/A
N/A

N/A
135,800
N/A



2,204,212,360
63,465,262
63,465,262




63,465,262